Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue and other income
Revenue from collaboration and licensing agreements	€ 2,787	€ 12,622	€ 51,901
Government financing for research expenditures	6,205	7,488	9,729
Other income	13	11	11
Total revenue and other income	9,005	20,121	61,641
Operating expenses
Research and development expenses	(43,620)	(51,980)	(56,022)
General and administrative expenses	(19,394)	(19,716)	(18,288)
Impairment of intangible assets	0	0	0
Total operating expenses	(63,013)	(71,696)	(74,310)
Operating income (loss)	(54,008)	(51,575)	(12,669)
Financial income	7,951	6,079	6,934
Financial expenses	(3,120)	(3,975)	(1,835)
Net financial income (loss)	4,831	2,104	5,099
Net income (loss) before tax	(49,177)	(49,471)	(7,570)
Income tax expense	0	0	0
Net income (loss) from continuing operations	(49,177)	(49,471)	(7,570)
Net income (loss)	€ (49,177)	€ (49,471)	€ (7,570)
Basic income (loss) per share (in EUR per share)	€ (0.55)	€ (0.61)	€ (0.09)
Diluted income (loss) per share (in EUR per share)	(0.55)	(0.61)	(0.09)
Basic income (loss) per share from continuing operations (in EUR per share)	(0.55)	(0.61)	(0.09)
Diluted income (loss) per share from continuing operations (in EUR per share)	(0.55)	(0.61)	(0.09)
Basic income (loss) per share from discontinued operations (in EUR per share)	0	0	0
Diluted income (loss) per share from discontinued operations (in EUR per share)	€ 0	€ 0	€ 0